Note 4 - Allowance for Credit Losses (Details Textual)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Financing Receivable, Reviewed for Loan Grade, Percentage of Dollar Volume	50.00%
Financing Receivable, Reviewed for Loan Grade, Minimum Commitment	$ 1,000,000
Financing Receivable, Reviewed for Loan Grade, Past Due Period (Day)	90 days
Financing Receivable, Revolving, Converted to Term Loan	$ 0	$ 0
Financing Receivable, Modified, Commitment to Lend		0
Financing Receivable, Modified in Period, Number of Loans	7
Financing Receivable, Modified, Subsequent Default	$ 0	0
Unfunded Loan Commitment [Member]
Off-Balance-Sheet, Credit Loss, Liability	377,000	266,000	$ 0
Commercial, Agricultural and State and Political Relationships [Member]
Financing Receivable, Annually Reviewed for Loan Grade, Minimum Amount	$ 500,000
Commercial Portfolio Segment [Member]
Financing Receivable, Modified in Period, Number of Loans	4
Commercial Portfolio Segment [Member] | Extended Maturity [Member]
Financing Receivable, Modified in Period, Number of Loans	1
Financing Receivable, Modified, Weighted Average Term Increase from Modification (Month)	12 months
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Modified in Period, Number of Loans	1
Mortgage Loans in Process of Foreclosure, Amount		$ 79,000
Mortgage Loans in Process of Foreclosure, Number of Loans		1
Residential Portfolio Segment [Member]
Financing Receivable, Modified in Period, Number of Loans	2
Real Estate Acquired Through Foreclosure, Number	1
Mortgage Loans in Process of Foreclosure, Amount	$ 75,000	$ 56,000
Mortgage Loans in Process of Foreclosure, Number of Loans		1
Residential Portfolio Segment [Member] | Extended Maturity [Member]
Financing Receivable, Modified in Period, Number of Loans	1
Financing Receivable, Modified, Weighted Average Term Increase from Modification (Month)	30 years
Consumer Portfolio Segment [Member] | Payment Deferral and Term Extension [Member]
Financing Receivable, Modified in Period, Number of Loans	1
Financing Receivable, Modified, Payment Deferral, Period (Month)	8 months